NOTE 3: PREFERRED AND COMMON STOCK	12 Months Ended
Aug. 31, 2013
Equity [Abstract]
NOTE 3: PREFERRED AND COMMON STOCK

NOTE 3: PREFERRED AND COMMON STOCK

Common Stock

The Company is authorized to issue up to 900,000,000 shares of common stock, par value $0.0001 per share. Each outstanding share of common stock entitles the holder to one vote per share on all matters submitted to a stockholder vote. All shares of common stock are non-assessable and non-cumulative, with no pre-emptive rights.

As of August 31, 2013 and 2012, the Company had a total of 680,203 shares of common stock outstanding.

Preferred Stock

The Company is authorized to issue up to 100,000,000 shares of preferred stock, par value $0.0001 per share. No shares of preferred stock have been issued.